Intangible Assets (Details)			12 Months Ended
	Jun. 25, 2024 USD ($)	Jun. 19, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 25, 2024 TWD ($)
Intangible Assets [Line Items]
Licensed period	10 years
Royalties of the sales of products		10.00%
Global patent including VAT		$ 5,000,000
Value added tax		$ 4,761,905
Development costs			$ 1,550,000
Equity interest	45.30%						45.30%
Pay of royalty			7.00%
Royalty expenses			$ 2,273
Amortization expense			193,314	$ 94,536
Three D Global Patent [Member]
Intangible Assets [Line Items]
Licensed period		20 years
Useful life		15 years
Global patent including VAT						$ 1,000,000
Value added tax						$ 952,381
Research and development expense			$ 1,970,000
EG BioMed Patent [Member]
Intangible Assets [Line Items]
Useful life	15 years						15 years
Finite-Lived Patents, Gross	$ 1,830,000						$ 60,000,000
Minimum [Member]
Intangible Assets [Line Items]
Royalties of the sales of products			7.00%
Maximum [Member]
Intangible Assets [Line Items]
Royalties of the sales of products			10.00%
3D Global Biotech Inc. [Member] | Common Share [Member]
Intangible Assets [Line Items]
Owned on the date of transaction		14.97%
EG BioMed Co., Ltd [Member] | Director [Member]
Intangible Assets [Line Items]
Owned on the date of transaction	46.16%						46.16%